Submission	Apr. 23, 2025
Submission [Line Items]
Central Index Key	0001546417
Registrant Name	BLOOMIN' BRANDS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES